Net finance (costs)/income	12 Months Ended
Dec. 31, 2025
Net finance income/(costs)
Net finance income/(costs)

8Net finance income/(costs)

	2025	2024	2023
	£ 000	£ 000	£ 000
Interest income on deposits	2,901	2,162	3,356
Fair value movements on financial liabilities at fair value through profit and loss	—	—	15,705
Fair value movements on warrant liabilities	120	479	3,873
Foreign exchange gain	21,371	—	12,867
Total finance income	24,392	2,641	35,801
Fair value movements on financial liabilities at fair value through profit and loss	—	(12,363)	—
In-kind interest on financial liabilities at fair value through profit and loss	—	(17,171)	(16,160)
Foreign exchange loss	—	(5,174)	—
Interest expense on leases	(192)	(156)	(199)
Other	—	(82)	(101)
Total finance costs	(192)	(34,946)	(16,460)
Fair value movements on financial liabilities at fair value through profit and loss	318,035	—	—
Total related party finance income	318,035	—	—
In-kind interest on financial liabilities at fair value through profit and loss	(12,205)	—	—
Substantial modification of financial liabilities at fair value through profit and loss	—	(457,228)	—
Fair value movements on financial liabilities at fair value through profit and loss	—	(230,495)	—
Total related party finance costs	(12,205)	(687,723)	—
Net related party finance income/(costs)	305,830	(687,723)	—
Net finance income/(costs)	330,030	(720,028)	19,341

Substantial modification of financial liabilities at fair value through profit and loss includes £1,370 thousand of directly attributable transaction costs

For more information on finance income/(costs) arising on financial liabilities at fair value through profit and loss see note 24.